CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
ASSETS
Mortgage loans receivable, net of allowance	$ 0	$ 3
Other assets
Receivable arising from straight-lining of rents, allowance	1,209	996
Accounts receivable, allowance	154	317
Intangible assets, accumulated amortization	47,813	42,154
Property and equipment, accumulated depreciation	1,423	1,231
Deferred charges and leasing costs, accumulated amortization	16,244	13,675
EQUITY
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, aggregate liquidation preference	$ 28,750,000	$ 28,750,000
Common Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Common Shares of Beneficial Interest, shares issued (in shares)	89,473,838	80,523,265
Common Shares of Beneficial Interest, shares outstanding (in shares)	89,473,838	80,523,265
Noncontrolling interests - Operating Partnership (in shares)	20,332,415	20,067,350